Debt - Term Loan Facilities (Details) ¥ in Millions						12 Months Ended
	Sep. 18, 2025 USD ($)	Jun. 11, 2025 USD ($)	Dec. 20, 2024 USD ($)	Dec. 27, 2023 USD ($)	Dec. 01, 2023 JPY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)	Nov. 22, 2023 USD ($)	Nov. 22, 2023 JPY (¥)	Jul. 27, 2023 USD ($)
Debt Instrument [Line Items]
Repayments of long-term debt						$ 765,000,000	$ 865,000,000	$ 876,000,000
Term Loan | Maximum
Debt Instrument [Line Items]
Debt covenants, net debt to consolidated EBITDA ratio						3.75
Term Loan | USD Term Loan
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 200,000,000
Borrowings				$ 200,000,000
Repayments of long-term debt	$ 63,000,000	$ 75,000,000	$ 60,000,000
Accrued interest	$ 1,000,000			$ 1,000,000
Amounts outstanding						$ 0	$ 140,000,000
Derivative, fixed interest rate (as a percent)							5.67%			5.67%
Term Loan | USD Term Loan | Interest Rate Swap
Debt Instrument [Line Items]
Derivative, fixed interest rate (as a percent)							5.67%			5.67%
Term Loan | USD Term Loan | Base Rate
Debt Instrument [Line Items]
Basis spread (as a percent)							0.375%
Term Loan | USD Term Loan | SOFR
Debt Instrument [Line Items]
Basis spread (as a percent)							1.375%
Term Loan | JPY Term Loan
Debt Instrument [Line Items]
Maximum borrowing capacity | ¥												¥ 33,000,000
Borrowings | ¥					¥ 29,702
Basis spread (as a percent)						1.375%	1.50%
Amounts outstanding						$ 191,000,000	$ 188,000,000		¥ 29,702	¥ 29,702
Derivative, fixed interest rate (as a percent)						1.794%	1.919%		1.794%	1.919%
Term Loan | JPY Term Loan | Interest Rate Swap
Debt Instrument [Line Items]
Derivative, fixed interest rate (as a percent)						1.794%	1.919%		1.794%	1.919%
Other Debt
Debt Instrument [Line Items]
Debt default (in excess of)											$ 100,000,000		$ 100,000,000